INCOME TAXES (Details Narrative)	12 Months Ended
Jun. 30, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	25.00%
Description of income tax rate on foreign subsidiary	The Company’s subsidiaries in China are subject to a unified income tax rate of 25%. Fangguan Electronics was certified as high-tech enterprises for three calendar years from 2016 to 2019 and is taxed at a unified income tax rate of 15%. Fangguan Electronics has renewed the high-tech enterprise certificate which granted it the tax rate of 15% for the three whole calendar years of 2019 to 2021
Unified income tax rate	15.00%
Renewed unified income tax rate	15.00%
Operating Loss Carryforwards	$ 3,419,353
Expiration year	2035
Previously corporate tax rate	34.00%
Corporate tax rate	21.00%
Valuation allowancealuation allowance tax rate	100.00%
Description of territorial tax	earnings at an effective rate of 10.5% for tax years beginning after December 31, 2017 (increasing to 13.125% for tax years beginning after December 31, 2025) with a partial offset for foreign tax credits
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	16.50%